Expenses by nature	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Expenses by nature	Expenses by nature
The statement of income is presented under the function of expense method. Under this method, expenses are classified according to their function as “cost of goods sold and services rendered," “general and administrative expenses” and “selling expenses”.

The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

Expenses by nature for the year ended December 31, 2023:

	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,549	10,541	7,733	47,050	67,873	30,581	8,899	107,353
Raw materials and consumables	293	818	19,361	7,878	28,350	—	—	28,350
Depreciation and amortization	3,087	4,514	3,153	131,536	142,290	14,632	1,166	158,088
Depreciation of right of use assets	—	32	350	9,402	9,784	7,837	208	17,829
Fuel, lubricants and others	139	665	1,338	37,707	39,849	572	251	40,672
Maintenance and repairs	724	2,550	1,490	32,594	37,358	1,377	583	39,318
Freights	80	5,662	1,921	106	7,769	—	57,629	65,398
Export taxes / selling taxes	—	—	—	—	—	—	29,910	29,910
Export expenses	—	—	—	—	—	—	11,550	11,550
Contractors and services	2,013	2,705	214	11,313	16,245	—	—	16,245
Energy transmission	—	—	—	—	—	—	2,621	2,621
Energy power	817	2,291	1,693	776	5,577	342	66	5,985
Professional fees	38	71	69	1,105	1,283	8,553	1,725	11,561
Other taxes	12	160	102	4,232	4,506	582	23	5,111
Contingencies	—	—	—	—	—	988	—	988
Lease expense and similar arrangements	127	523	145	—	795	975	567	2,337
Third parties raw materials	3,838	35,289	47,336	31,969	118,432	—	—	118,432
Tax recoveries	—	—	—	(74)	(74)	—	—	(74)
Others	552	1,396	1,498	6,091	9,537	3,881	13,894	27,312
Subtotal	14,269	67,217	86,403	321,685	489,574	70,320	129,092	688,986
Own agricultural produce consumed	32,817	56,412	34,938	226,868	351,035	—	—	351,035
Total	47,086	123,629	121,341	548,553	840,609	70,320	129,092	1,040,021

Expenses by nature for the year ended December 31, 2022:

	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	4,216	12,362	11,627	35,890	64,095	39,347	9,472	112,914
Raw materials and consumables	367	367	29,317	14,094	44,145	—	—	44,145
Depreciation and amortization	4,463	3,814	4,007	123,960	136,244	18,109	1,408	155,761
Depreciation of right of use assets	—	115	971	7,475	8,561	7,702	99	16,362
Fuel, lubricants and others	239	249	1,886	38,813	41,187	712	340	42,239
Maintenance and repairs	1,264	3,320	1,856	22,674	29,114	1,718	741	31,573
Freights	519	9,319	2,862	75	12,775	—	57,913	70,688
Export taxes / selling taxes	—	—	—	—	—	—	39,202	39,202
Export expenses	—	—	—	—	—	—	17,963	17,963
Contractors and services	2,218	720	569	7,044	10,551	—	—	10,551
Energy transmission	—	—	—	—	—	—	3,053	3,053
Energy power	1,577	3,172	3,189	733	8,671	373	89	9,133
Professional fees	59	86	110	837	1,092	8,337	802	10,231
Other taxes	25	117	110	2,775	3,027	852	63	3,942
Contingencies	—	—	—	—	—	568	—	568
Lease expense and similar arrangements	178	682	197	—	1,057	1,153	271	2,481
Third parties raw materials	8,270	23,934	75,674	13,693	121,571	—	—	121,571
Tax recoveries	—	—	—	(556)	(556)	—	—	(556)
Others	1,335	2,736	1,269	4,322	9,662	5,416	12,099	27,177
Subtotal	24,730	60,993	133,644	271,829	491,196	84,287	143,515	718,998
Own agricultural produce consumed	43,780	104,337	47,079	183,507	378,703	—	—	378,703
Total	68,510	165,330	180,723	455,336	869,899	84,287	143,515	1,097,701

Expenses by nature for the year ended December 31, 2021:

	Cost of production of manufactured products (Note 5)
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	3,651	6,841	9,268	27,072	46,832	30,727	7,221	84,780
Raw materials and consumables	578	373	24,755	13,036	38,742	—	—	38,742
Depreciation and amortization	3,930	2,692	3,590	108,709	118,921	14,280	1,304	134,505
Depreciation right-of-use and other leases	—	102	602	5,700	6,404	7,173	49	13,626
Fuel, lubricants and others	336	89	1,730	24,747	26,902	854	279	28,035
Maintenance and repairs	1,341	1,851	1,779	16,797	21,768	1,956	800	24,524
Freights	644	8,154	2,377	607	11,782	—	38,970	50,752
Export taxes / selling taxes	—	—	—	—	—	—	43,509	43,509
Export expenses	—	—	—	—	—	—	11,745	11,745
Contractors and services	2,587	235	260	6,758	9,840	—	—	9,840
Energy transmission	—	—	—	—	—	—	2,347	2,347
Energy power	1,276	1,501	2,544	839	6,160	335	85	6,580
Professional fees	78	84	140	692	994	7,600	815	9,409
Other taxes	23	92	118	3,049	3,282	582	62	3,926
Contingencies	—	—	—	—	—	855	—	855
Lease expense and similar arrangements	162	319	257	—	738	1,863	251	2,852
Third parties raw materials	2,804	2,852	62,737	15,240	83,633	—	—	83,633
Tax recoveries	—	—	—	(1,546)	(1,546)	—	—	(1,546)
Others	962	5,273	2,166	2,636	11,037	3,569	10,225	24,831
Subtotal	18,372	30,458	112,323	224,336	385,489	69,794	117,662	572,945
Own agricultural produce consumed	41,218	93,846	45,760	191,072	371,896	—	—	371,896
Total	59,590	124,304	158,083	415,408	757,385	69,794	117,662	944,841